UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 55.7%
CONSUMER DISCRETIONARY - 2.5%
Media - 2.5%
Regal Entertainment Group, Class A Shares	1,055,000	$20,572,500

CONSUMER STAPLES - 3.2%
Household Products - 3.2%
Kimberly-Clark Corp.	204,500	22,366,165
Procter & Gamble Co.	52,000	3,984,240

TOTAL CONSUMER STAPLES		26,350,405

ENERGY - 3.6%
Energy Equipment & Services - 2.8%
Seadrill Ltd.	645,000	23,032,950

Oil, Gas & Consumable Fuels - 0.8%
ONEOK Inc.	101,000	6,917,490

TOTAL ENERGY		29,950,440

FINANCIALS - 16.6%
Capital Markets - 7.3%
Ares Capital Corp.	1,168,000	20,685,280
Blackstone Group LP	325,000	10,643,750
Golub Capital BDC Inc.	465,173	8,512,666
KKR & Co. LP	316,000	7,618,760
Medley Capital Corp.	766,000	10,563,140
TCP Capital Corp.	155,000	2,684,600

Total Capital Markets		60,708,196

Real Estate Investment Trusts (REITs) - 9.3%
American Capital Agency Corp.	207,000	4,336,650
Annaly Capital Management Inc.	785,000	8,454,450
Apartment Investment and Management Co., Class A Shares	89,000	2,489,330
AvalonBay Communities Inc.	37,000	4,569,500
Campus Crest Communities Inc.	344,000	3,037,520
DCT Industrial Trust Inc.	108,700	782,640
EPR Properties	111,000	5,669,880
Equity Residential	36,900	2,043,522
Excel Trust Inc.	186,000	2,122,260
Highwoods Properties Inc.	26,200	973,068
Hospitality Properties Trust	234,000	6,013,800
Inland Real Estate Corp.	525,000	5,533,500
Liberty Property Trust	57,000	2,074,800
Ramco-Gershenson Properties Trust	117,000	1,868,490
Realty Income Corp.	98,000	3,996,440
Retail Properties of America Inc., Class A Shares	176,000	2,321,440
Senior Housing Properties Trust	126,000	2,837,520
Simon Property Group Inc.	12,500	1,935,500
Spirit Realty Capital Inc.	180,527	1,913,586
Starwood Property Trust Inc.	478,000	14,435,600

Total Real Estate Investment Trusts (REITs)		77,409,496

TOTAL FINANCIALS		138,117,692

HEALTH CARE - 5.6%
Pharmaceuticals - 5.6%
AstraZeneca PLC, ADR	112,000	7,112,000
Bristol-Myers Squibb Co.	139,000	6,945,830
GlaxoSmithKline PLC, ADR	150,000	7,731,000
Johnson & Johnson	43,000	3,804,210
Merck & Co. Inc.	225,900	11,965,923
Pfizer Inc.	174,000	5,289,600
Roche Holding AG	14,500	3,984,660	(a)

TOTAL HEALTH CARE		46,833,223

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
INDUSTRIALS - 5.7%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	122,000	$18,411,020

Commercial Services & Supplies - 0.5%
Cypress Energy Partners LP	175,000	4,084,500

Electrical Equipment - 0.9%
Eaton Corp. PLC	49,800	3,639,882
Emerson Electric Co.	55,000	3,626,700

Total Electrical Equipment		7,266,582

Trading Companies & Distributors - 2.1%
TAL International Group Inc.	407,000	17,513,210

TOTAL INDUSTRIALS		47,275,312

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.4%
Cisco Systems Inc.	159,000	3,483,690

Computers & Peripherals - 2.3%
Apple Inc.	11,500	5,756,900
Seagate Technology PLC	250,000	13,215,000

Total Computers & Peripherals		18,971,900

IT Services - 0.5%
Paychex Inc.	109,000	4,558,380

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	393,000	9,644,220
Microchip Technology Inc.	102,000	4,575,720

Total Semiconductors & Semiconductor Equipment		14,219,940

Software - 1.0%
Microsoft Corp.	213,000	8,062,050

TOTAL INFORMATION TECHNOLOGY		49,295,960

MATERIALS - 1.4%
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold Inc.	239,000	7,745,990

Paper & Forest Products - 0.5%
International Paper Co.	79,000	3,771,460

TOTAL MATERIALS		11,517,450

TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.8%
AT&T Inc.	462,000	15,393,840
Verizon Communications Inc.	332,000	15,942,640

Total Diversified Telecommunication Services		31,336,480

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC, ADR	557,000	20,642,420

TOTAL TELECOMMUNICATION SERVICES		51,978,900

UTILITIES - 4.9%
Electric Utilities - 1.7%
Great Plains Energy Inc.	153,000	3,776,040
NextEra Energy Inc.	200,000	10,600,000

Total Electric Utilities		14,376,040

Independent Power Producers & Energy Traders - 0.4%
NRG Yield Inc., Class A Shares	85,240	3,319,246

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY		SHARES	VALUE
Multi-Utilities - 2.8%
CenterPoint Energy Inc.		248,000	$5,803,200
Integrys Energy Group Inc.		67,000	3,640,780
National Grid PLC		1,039,000	13,478,643	(a)

Total Multi-Utilities			22,922,623

TOTAL UTILITIES			40,617,909

TOTAL COMMON STOCKS (Cost - $436,970,061)			462,509,791

	RATE
PREFERRED STOCKS - 3.9%
FINANCIALS - 0.3%
Real Estate Investment Trusts (REITs) - 0.3%
Ashford Hospitality Trust, Series E	9.000%	27,480	714,755
Glimcher Realty Trust, Series H	7.500%	29,000	691,070
Urstadt Biddle Properties Inc., Cumulative, Series F	7.125%	38,500	900,900

TOTAL FINANCIALS			2,306,725

INDUSTRIALS - 3.6%
Industrial Conglomerates - 3.6%
United Technologies Corp.	7.500%	461,000	29,702,230

TOTAL PREFERRED STOCKS (Cost - $30,107,055)			32,008,955

CONVERTIBLE PREFERRED STOCKS - 10.8%
FINANCIALS - 3.9%
Insurance - 2.2%
MetLife Inc.	5.000%	623,000	18,160,450

Real Estate Investment Trusts (REITs) - 1.7%
Weyerhaeuser Co.	6.375%	262,000	14,043,200

TOTAL FINANCIALS			32,203,650

INDUSTRIALS - 0.2%
Machinery - 0.2%
Stanley Black & Decker Inc.	6.250%	16,300	1,658,525

UTILITIES - 6.7%
Electric Utilities - 5.3%
NextEra Energy Inc.	5.889%	406,000	24,270,680
PPL Corp.	8.750%	385,000	19,831,350

Total Electric Utilities			44,102,030

Multi-Utilities - 1.4%
Dominion Resources Inc.	6.125%	212,000	11,857,160

TOTAL UTILITIES			55,959,190

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $83,905,612)			89,821,365

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 28.3%
Crude/Refined Products Pipelines - 1.4%
Kinder Morgan Energy Partners LP		150,000	11,922,000

Diversified Energy Infrastructure - 9.8%
Energy Transfer Equity LP		720,000	30,038,400
Energy Transfer Partners LP		251,000	13,933,010
Enterprise Products Partners LP		159,330	10,576,325
Genesis Energy LP		99,000	5,447,970
Regency Energy Partners LP		282,000	7,735,260
Williams Partners LP		271,000	13,577,100

Total Diversified Energy Infrastructure			81,308,065

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES/UNITS	VALUE
Financials - 3.3%
Och-Ziff Capital Management Group LLC	1,950,000	$27,261,000

Gathering/Processing - 6.3%
Access Midstream Partners LP	64,500	3,615,225
Crestwood Midstream Partners LP	267,000	6,167,700
Crosstex Energy LP	335,000	9,205,800
DCP Midstream Partners LP	114,000	5,726,220
MarkWest Energy Partners LP	55,000	3,860,450
QEP Midstream Partners LP	181,780	4,344,542
Southcross Energy Partners LP	129,000	2,301,360
Summit Midstream Partners LP	196,000	7,449,960
Targa Resources Partners LP	161,000	8,454,110
Western Gas Partners LP	18,000	1,070,280

Total Gathering/Processing		52,195,647

Global Infrastructure - 0.7%
Brookfield Infrastructure Partners LP	168,000	6,180,720

Liquids Transportation & Storage - 4.2%
Buckeye Partners LP	101,230	7,388,778
Delek Logistics Partners LP	43,000	1,399,220
Enbridge Energy Partners LP	78,000	2,291,640
Lehigh Gas Partners LP	115,000	3,267,150
Magellan Midstream Partners LP	27,300	1,814,358
Plains All American Pipeline LP	128,000	6,462,720
Susser Petroleum Partners LP	91,313	3,168,561
World Point Terminals LP	457,000	8,925,210

Total Liquids Transportation & Storage		34,717,637

Natural Gas Transportation & Storage - 0.9%
TC Pipelines LP	151,000	7,024,520

Offshore - 0.5%
Dynagas LNG Partners LP	200,000	4,276,000

Refining - 0.4%
Western Refining Logistics LP	129,020	3,560,952

Shipping - 0.8%
Golar LNG Partners LP	129,000	3,928,050
KNOT Offshore Partners LP	101,000	2,706,800

Total Shipping		6,634,850

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $195,312,991)		235,081,391

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $746,295,719)		819,421,502

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $7,826,013; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $7,982,541) (Cost - $7,826,000)	0.020%	2/3/14	$7,826,000	$7,826,000

TOTAL INVESTMENTS - 99.7% (Cost - $754,121,719#)				827,247,502
Other Assets in Excess of Liabilities - 0.3%				2,764,856

TOTAL NET ASSETS - 100.0%				$830,012,358

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Health care	$42,848,563	$3,984,660	—	$46,833,223
Utilities	27,139,266	13,478,643	—	40,617,909
Other common stocks	375,058,659	—	—	375,058,659
Preferred stocks	32,008,955	—	—	32,008,955
Convertible preferred stocks	89,821,365	—	—	89,821,365
Master limited partnerships	235,081,391	—	—	235,081,391

Total long-term investments	$801,958,199	$17,463,303	—	$819,421,502

Short-term investments†	—	7,826,000	—	7,826,000

Total investments	$801,958,199	$25,289,303	—	$827,247,502

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. The Fund may invest up to 25% of its total net assets in the securities of Master Limited Partnerships (“MLPs”) whose primary business is in the oil and gas, natural resources or commodities industries. Entities

Notes to Schedule of Investments (unaudited) (continued)

commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,532,742
Gross unrealized depreciation	(18,406,959)

Net unrealized appreciation	$73,125,783

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2014